RESTRICTED CASH	12 Months Ended
Dec. 31, 2023
Disclosure Restricted Cash [Abstract]
RESTRICTED CASH	RESTRICTED CASH
Brookfield Renewable’s restricted cash as at December 31 is as follows:

(MILLIONS)	Note	2023	2022
Operations		$299	$93
Credit obligations		79	56
Capital expenditures and development projects		13	42
Total		391	191
Less: non-current	23	(81)	(52)
Current		$310	$139